Restatement - Restatement of Consolidated Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
As Reported
Operating loss	$ (417,491)
Other income (expense)
Gain (loss) on conversion of debt	(7,130)
Gain on forgiveness of debt
Loss on change in fair value of derivative liabilities	(45,207)	$ (100,824)
Accretion and interest expense	(242,259)	(113,826)
Total other income (expense)	(294,596)	(214,650)
Net loss	(712,087)	(441,973)
Adjustment
Operating loss	(65,000)
Other income (expense)
Gain (loss) on conversion of debt	7,130
Gain on forgiveness of debt	65,000
Loss on change in fair value of derivative liabilities	(36,931)	(68,106)
Accretion and interest expense	(66,822)	(13,705)
Total other income (expense)	(31,623)	(81,811)
Net loss	(96,623)	(81,811)
As Restated
Operating loss	(482,491)
Other income (expense)
Gain (loss) on conversion of debt
Gain on forgiveness of debt	65,000
Loss on change in fair value of derivative liabilities	(82,138)	(168,930)
Accretion and interest expense	(309,081)	(127,531)
Total other income (expense)	(326,219)	(296,461)
Net loss	$ (808,710)	$ (523,784)